PRIVATE PLACEMENT (Details Narrative) - Globis Acquisition Corp [Member] - USD ($)					12 Months Ended
	Dec. 15, 2020	Dec. 07, 2020	Dec. 07, 2020	Sep. 01, 2020	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock shares					1,904,761
Share price	$ 10.10				$ 10.50
Issuance of common stock shares, value	$ 4,025,000				$ 20,000,000
Globis SPAC LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock shares				2,875,000
Issuance of common stock shares, value				$ 25,000
Up and Up Capital, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock shares		172,500
Issuance of common stock shares, value			$ 1,500
Private Warrants [Member] | Globis SPAC LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock shares					3,688,889
Share price					$ 0.75
Issuance of common stock shares, value					$ 2,766,667
Private Warrants [Member] | Up and Up Capital, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock shares					500,000
Share price					$ 0.75
Issuance of common stock shares, value					$ 375,000
Placement Units [Member] | Up and Up Capital, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock shares					100,833
Share price					$ 10.00
Issuance of common stock shares, value					$ 1,008,333
Common stock issued per share					$ 11.50